ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended				36 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Proceeds from share purchases of third-party investors			$ 224,553		$ 224,553		$ 224,553
Capital raised					224,553
Proceeds from Noncontrolling Interests			10,003		261,332	$ 11,488
Compensation cost			$ 0		0		0
Percentage of discount on Issue of Shares			30.00%	30.00%
Premium (Discount) on Issue of Shares			$ 768,000	¥ 5,250
Other Payables [Member]
Subscription advances			36,342		$ 36,342		$ 36,342
Canadian Solar Employees
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 4,500	31
Canadian Solar
Ownership Percentage by Noncontrolling Owners			20.40%		20.40%		20.40%
Canadian Solar | Third-Party Investors
Stock Issued During Period, Value, Employee Stock Ownership Plan			$ 36,342	248
CSI Solar Co
Business Combination, Consideration Transferred			219,000	1,500
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 1,100,000	¥ 7,500
Proceeds from Noncontrolling Interests	$ 261,332	¥ 1,780